Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 58,773,000	¥ 4,887,000,000	¥ 2,374,000,000	¥ 2,374,000,000
Additions for tax positions of the current year	51,858,000	4,312,000,000	2,944,000,000
Additions for tax positions of prior years
Reductions for tax positions of prior years			(431,000,000)
Lapse of the applicable statute of limitations
Settlements
Balance at end of year	$ 110,631,000	¥ 9,199,000,000	¥ 4,887,000,000	¥ 2,374,000,000